Investments held at fair value	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

14 Investments held at fair value

	2020 £m	2019 £m

Investments
Fair value through P&L	255	127

Fair value through OCI	9	8

	264	135

Current	242	123

Non-current	22	12

	264	135

Investments held at fair value through other comprehensive income (OCI) relate to the Group’s corporate venturing partnerships with various start-up businesses which are held for their strategic value.

	2020 £m	2019 £m

Functional currency	260	131

US dollar	4	4

	264	135

The classification of these investments under the IFRS 13 fair value hierarchy is given in note 22.

There is no material difference between the investments held at fair value and their gross contractual values.